Organization and Nature of Operations	12 Months Ended
Dec. 31, 2020
Organization and Nature of Operations
Organization and Nature of Operations

1. Organization and Nature of Operations

(a)Principal activities

Li Auto Inc. (“Li Auto”, or the “Company”) was incorporated under the laws of the Cayman Islands in April 2017 as an exempted company with limited liability. The Company, through its consolidated subsidiaries and consolidated variable interest entities (the “VIEs”) and VIEs’ subsidiaries (collectively, the “Group”), is primarily engaged in the design, development, manufacturing, and sales of new energy vehicles in the People’s Republic of China (the “PRC”).

(b)History of the Group and basis of presentation for the Reorganization

Prior to the incorporation of the Company and starting in April 2015, the Group’s business was carried out under Beijing CHJ Information Technology Co., Ltd. (or “Beijing CHJ”) and its subsidiaries. Concurrently with the incorporation of the Company in April 2017, Beijing CHJ, through one of its wholly‑owned subsidiaries, entered into a shareholding entrustment agreement with the management team (the legal owners of the Company at that time) to obtain full control over the Company (the “Cayman Shareholding Entrustment Agreement”). In the same year, the Company set up its subsidiaries Leading Ideal HK Limited (“Leading Ideal HK”), Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology” or “WOFE”), and a consolidated VIE, Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”). The Company, together with its subsidiaries and VIE, were controlled and consolidated by Beijing CHJ prior to the Reorganization.

The Group underwent a reorganization (the “Reorganization”) in July 2019. The major reorganization steps are described as follows:

•

Beijing CHJ terminated the Cayman Shareholding Entrustment Agreement, and concurrently the WOFE entered into contractual agreements with Beijing CHJ and its legal shareholders so that Beijing CHJ became a consolidated VIE of the WOFE;

•

the Company issued ordinary shares and Series Pre‑A, A‑1, A‑2, A‑3, B‑1, B‑2 and B‑3 convertible redeemable preferred shares to shareholders of Beijing CHJ in exchange for respective equity interests that they held in Beijing CHJ immediately before the Reorganization.

All Reorganization related contracts were signed by all relevant parties on July 2, 2019, and all administrative procedures of the Reorganization, including but not limited to remitting share capital of Beijing CHJ overseas for reinjecting into the Company were completed by December 31, 2019.

As the shareholdings in the Company and Beijing CHJ were with a high degree of common ownership immediately before and after the Reorganization, even though no single investor controlled Beijing CHJ or Li Auto, the transaction of the Reorganization was determined to be a recapitalization with lack of economic substance, and was accounted for in a manner similar to a common control transaction. Consequently, the financial information of the Group is presented on a carryover basis for all periods presented. The number of outstanding shares in the consolidated balance sheets, the consolidated statements of changes in shareholders’ deficit, and per share information including the net loss per share have been presented retrospectively as of the beginning of the earliest period presented on the consolidated financial statements to be comparable with the final number of shares issued in the Reorganization. Accordingly, the effect of the ordinary shares and the preferred shares issued by the Company pursuant to the Reorganization have been presented retrospectively as of the beginning of the earliest period presented in the consolidated financial statement or the original issue date, whichever is later, as if such shares were issued by the Company when the Group issued such interests.

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries.

As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities
Subsidiaries:
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Leading (Xiamen) Private Equity Investment Co., Ltd.(“Xiamen Leading”)	100%	May 14, 2019	Xiamen, PRC	Investment holding
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)	100%	April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)	100%	March 27, 2017	Beijing, PRC	Technology development

VIEs’ subsidiaries
Jiangsu CHJ Automobile Co., Ltd. (“Jiangsu CHJ”)	100%	June 23, 2016	Changzhou, PRC	Purchase of manufacturing equipment
Beijing Xindian Intelligence Technology Co., Ltd. (“Beijing XDIT”)	100%	January 05, 2017	Beijing, PRC	Technology development
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 08, 2017	Changzhou, PRC	Sales and after sales management
Beijing Chelixing Information Technology Co., Ltd. (“Beijing Chelixing”)	100%	June 25, 2018	Beijing, PRC	Technology development
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile

(c)Variable interest entity

The Company’s subsidiary Wheels Technology has entered into contractual arrangements with Beijing CHJ, Xindian Information (collectively the “VIEs”) and their respective shareholders, through which, the Company exercises control over the operations of the VIEs and receives substantially all of their economic benefits and residual returns.

The following is a summary of the contractual arrangements by and among Wheels Technology, the VIEs, and their respective shareholders.

Powers of Attorney and Business Operation Agreement.

Each shareholder of Beijing CHJ signed a power of attorney to irrevocably authorize Wheels Technology to act as his or her attorney in‑fact to exercise all of his or her rights as a shareholder of Beijing CHJ, including the right to convene shareholder meetings, the right to vote and sign any resolution as a shareholder, the right to appoint directors, supervisors, and officers, and the right to sell, transfer, pledge, and dispose of all or a portion of the equity interest held by such shareholder. These powers of attorney will remain in force for 10 years. Upon request by Wheels Technology, each shareholder of Beijing CHJ shall extend the term of its authorization prior to its expiration.

Pursuant to the Business Operation Agreement by and among Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information, Xindian Information will not take any action that may have a material adverse effect on its assets, businesses, human resources, rights, obligations, or business operations without prior written consent of Wheels Technology. Xindian Information and its shareholders further agreed to accept and strictly follow Wheels Technology’s instructions relating to Xindian Information’s daily operations, financial management, and election of directors appointed by Wheels Technology. The shareholders of Xindian Information agree to transfer any dividends or any other income or interests they receive as the shareholders of Xindian Information immediately and unconditionally to Wheels Technology. Unless Wheels Technology terminates this agreement in advance, this agreement will remain effective for 10 years and can be renewed upon request by Wheels Technology prior to its expiration. Xindian Information and its shareholders have no right to terminate this agreement unilaterally. Pursuant to the Business Operation Agreement, each shareholder of Xindian Information has executed a power of attorney to irrevocably authorize Wheels Technology to act as his or her attorney‑in‑fact to exercise all of his or her rights as a shareholder of Xindian Information. The terms of these powers of attorney are substantially similar to the powers of attorney executed by the shareholders of Beijing CHJ described above.

Spousal Consent Letters.

Spouses of nine shareholders of Beijing CHJ, who collectively hold 100% of equity interests in Beijing CHJ, have each signed a spousal consent letter. Each signing spouse of the relevant shareholder acknowledges that the equity interests in Beijing CHJ held by the relevant shareholder of Beijing CHJ are the personal assets of that shareholder and not jointly owned by the married couple. Each signing spouse also has unconditionally and irrevocably disclaimed his or her rights to the relevant equity interests and any associated economic rights or interests to which he or she may be entitled pursuant to applicable laws, and has undertaken not to make any assertion of rights to such equity interests and the underlying assets. Each signing spouse has agreed and undertaken that he or she will not carry out in any circumstances any conducts that are contradictory to the contractual arrangements and the spousal consent letter.

Spouses of nine shareholders of Xindian Information, who collectively hold 98.1% equity interests in Xindian Information, have each signed a spousal consent letter, which includes terms substantially similar to the spousal consent letter relating to Beijing CHJ described above.

Exclusive Consultation and Service Agreements.

Pursuant to the Exclusive Consultation and Service Agreement by and between Wheels Technology and Beijing CHJ, Wheels Technology has the exclusive right to provide Beijing CHJ with software technology development, technology consulting, and technical services required by Beijing CHJ’s business. Without Wheels Technology’s prior written consent, Beijing CHJ cannot accept any same or similar services subject to this agreement from any third party. Beijing CHJ agrees to pay Wheels Technology an annual service fee at an amount that is equal to 100% of its quarterly net income or an amount that is adjusted in accordance with Wheels Technology’s sole discretion for the relevant quarter and also the mutually agreed amount for certain other technical services, both of which should be paid within 10 days after Wheels Technology sends invoice within 30 days after the end of the relevant calendar quarter. Wheels Technology has exclusive ownership of all the intellectual property rights created as a result of the performance of the Exclusive Consultation and Service Agreement, to the extent permitted by applicable PRC laws. To guarantee Beijing CHJ’s performance of its obligations thereunder, the shareholders have agreed to pledge their equity interests in Beijing CHJ to Wheels Technology pursuant to the Equity Pledge Agreement. The Exclusive Consultation and Service Agreement will remain effective for 10 years, unless otherwise terminated by Wheels Technology. Upon request by Wheels Technology, the term of this agreement can be renewed prior to its expiration.

The Exclusive Consultation and Service Agreement by and between Wheels Technology and Xindian Information includes terms substantially similar to the Exclusive Consultation and Service Agreement relating to Beijing CHJ described above.

Equity Option Agreements.

Pursuant to the Equity Option Agreement by and among Wheels Technology, Beijing CHJ, and each of the shareholders of Beijing CHJ, the shareholders of Beijing CHJ have irrevocably granted Wheels Technology an exclusive option to purchase all or part of their equity interests in Beijing CHJ, and Beijing CHJ has irrevocably granted Wheels Technology an exclusive option to purchase all or part of its assets. Wheels Technology or its designated person may exercise such options to purchase equity interests at the lower of the amount of their respective paid‑in capital in Beijing CHJ and the lowest price permitted under applicable PRC laws. Wheels Technology or its designated person may exercise the options to purchase assets at the lowest price permitted under applicable PRC laws. The shareholders of Beijing CHJ have undertaken that, without Wheels Technology’s prior written consent, they will not, among other things, (i) transfer or otherwise dispose of their equity interests in Beijing CHJ, (ii) create any pledge or encumbrance on their equity interests in Beijing CHJ, (iii) change Beijing CHJ’s registered capital, (iv) merge Beijing CHJ with any other entity, (v) dispose of Beijing CHJ’s material assets (except in the ordinary course of business), or (vi) amend Beijing CHJ’s articles of association. The Exclusive Option Agreement will remain effective for 10 years and can be renewed upon request by Wheels Technology.

The Equity Option Agreement by and between Wheels Technology, Xindian Information, and each of the shareholders of Xindian Information includes terms substantially similar to the Equity Option Agreement relating to Beijing CHJ described above.

Equity Pledge Agreements.

Pursuant to the Equity Pledge Agreement by and between Wheels Technology and the shareholders of Beijing CHJ, the shareholders of Beijing CHJ have agreed to pledge 100% of equity interests in Beijing CHJ to Wheels Technology to guarantee the performance by the shareholders of their obligations under the Exclusive Option Agreement and the Powers of Attorney, as well as the performance by Beijing CHJ of its obligations under the Exclusive Option Agreement, the Powers of Attorney, and payment of services fees to Wheels Technology under the Exclusive Consultation and Service Agreement. In the event of a breach by Beijing CHJ or any shareholder of contractual obligations under the Equity Pledge Agreement, Wheels Technology, as pledgee, will have the right to dispose of the pledged equity interests in Beijing CHJ and will have priority in receiving the proceeds from such disposal. The shareholders of Beijing CHJ also have undertaken that, without prior written consent of Wheels Technology, they will not dispose of, create, or allow any encumbrance on the pledged equity interests.

Wheels Technology and the shareholders of Xindian Information entered into an Equity Pledge Agreement, which includes terms substantially similar to the Equity Pledge Agreement relating to Beijing CHJ described above.

Registration of the equity pledge relating to Beijing CHJ and Xindian Information with the local branch of the SAMR in accordance with the PRC Property Law has been completed.

(d)Risks in relations to the VIE structure

According to the Guidance Catalogue of Industries for Foreign Investment promulgated in 2017, or the Catalogue, foreign ownership of certain areas of businesses are subject to restrictions under current PRC laws and regulations. For example, foreign investors are not allowed to own more than 50% of the equity interests in a value‑added telecommunication service provider (except for e‑commerce) or in an automaker that manufactures whole vehicles. The Catalogue was amended in 2018 to lift restrictions on foreign investment in new energy vehicle manufacturers.

Part of the Group’s business is conducted through the VIEs of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIEs and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

It is possible that the Group’s operations of certain of its businesses through the VIEs could be found by the PRC authorities to be in violation of the PRC laws and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current PRC law and regulations to be remote, on March 15, 2019, the National People’s Congress adopted the Foreign Investment Law of the PRC, which came into effect on January 1, 2020 and replaced the trio of existing laws regulating foreign investment in China, namely, the Sino‑foreign Equity Joint Venture Enterprise Law, the Sino‑foreign Cooperative Joint Venture Enterprise Law, and the Wholly Foreign‑invested Enterprise Law, together with their implementation rules and ancillary regulations. The Foreign Investment Law of the PRC embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, since it is relatively new, uncertainties still exist in relation to its interpretation and implementation. For example, the Foreign Investment Law of the PRC adds a catch‑all clause to the definition of “foreign investment” so that foreign investment, by its definition, includes “investments made by foreign investors in China through other means defined by other laws or administrative regulations or provisions promulgated by the State Council” without further elaboration on the meaning of “other means”. It leaves leeway for the future legislations promulgated by the State Council to provide for contractual arrangements as a form of foreign investment. It is therefore uncertain whether the Group’s corporate structure will be seen as violating the foreign investment rules as the Group are currently leveraging the contractual arrangements to operate certain businesses in which foreign investors are prohibited from or restricted to investing. Furthermore, if future legislations prescribed by the State Council mandate further actions to be taken by companies with respect to existing contractual arrangement, the Group may face substantial uncertainties as to whether the Group can complete such actions in a timely manner, or at all. If the Group fail to take appropriate and timely measures to comply with any of these or similar regulatory compliance requirements, the Group’s current corporate structure, corporate governance and business operations could be materially and adversely affected.

If the Group’s corporate structure or the contractual arrangements with the VIEs were found to be in violation of any existing or future PRC laws and regulations, the PRC regulatory authorities could, within their respective jurisdictions:

•	revoke the business licenses and/or operating licenses of such entities;
•	discontinue or place restrictions or onerous conditions on the Group’s operation through any transactions between the PRC subsidiaries and the VIEs;
•	impose fines, confiscate the income from the PRC subsidiaries or the VIEs, or imposing other requirements with which the VIEs may not be able to comply;
•

require the Group to restructure the ownership structure or operations, including terminating the contractual arrangements with the VIEs and deregistering the equity pledges of the VIEs, which in turn would affect the Group’s ability to consolidate, derive economic interests from, or exert effective control over the VIEs;

•	restrict or prohibit the Group’s use of the proceeds of this offering to finance the Group’s business and operations in China; or
•	take other regulatory or enforcement actions that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s businesses. In addition, if the imposition of any of these penalties causes the Group to lose the right to direct the activities of any of the VIEs (through its equity interests in its subsidiaries) or the right to receive their economic benefits, the Group will no longer be able to consolidate the relevant VIEs and its subsidiaries, if any. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote. The Group’s operations depend on the VIEs and their nominee shareholders to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under the PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIEs or the nominee shareholders of the VIEs fail to perform their obligations under those arrangements.

The following consolidated financial information of the Group's VIEs and VIEs' subsidiaries as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 were included in the accompanying Group's consolidated financial statements as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Current assets:
Cash and cash equivalents	240,933	1,546,193
Restricted cash	14,455	1,234,178
Short‑term investments	1,278,153	2,581,690
Trade receivable	8,303	103,271
Intra‑group receivables	1,927,560	7,704,630
Inventories	389,031	271,379
Prepayments and other current assets	556,112	254,061
Assets held for sale, current	17,599	—
Non‑current assets:
Long‑term investments	600,615	707,685
Property, plant and equipment, net	1,755,686	2,335,824
Operating lease right‑of‑use assets, net	508,871	1,182,134
Intangible assets, net	673,517	682,083
Other non‑current assets	130,749	218,531
Assets held for sale, non‑current	30,253	—
Total assets	8,131,837	18,821,659
Current liabilities:
Short‑term borrowings	238,957	—
Trade and notes payable	616,340	3,107,646
Intra‑group payable	3,732,883	12,203,705
Amounts due to related parties	5,469	19,206
Operating lease liabilities, current	176,669	170,033
Finance lease liabilities, current	360,781	—
Deferred revenue, current	56,695	230,720
Accruals and other current liabilities	660,010	453,731
Convertible debts, current	692,520	—
Liabilities held for sale, current	2,862	—
Non‑current liabilities:
Long-term borrowings	—	511,638
Deferred revenue, non‑current	5,943	102,898
Operating lease liabilities, non‑current	241,109	973,455
Finance lease liabilities, non‑current	—	366,883
Deferred tax liabilities	—	36,309
Other non‑current liabilities	5,519	157,907
Total liabilities	6,795,757	18,334,131

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

	For the Year Ended December 31,
	2018	2019	2020

Net loss from continuing operations	(1,076,613)	(1,234,283)	(495,209)
Net (loss)/income from discontinued operations	(367,022)	(20,662)	14,373

	For the Year Ended December 31,
	2018	2019	2020
Net cash (used in)/provided by operating activities	(1,223,050)	(1,607,435)	3,540,411
Net cash used in investing activities	(214,027)	(1,976,964)	(1,665,982)
Net cash provided by financing activities	1,019,824	3,782,378	650,595
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,320)	19,746	(188)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(418,573)	217,725	2,524,836
Cash, cash equivalents and restricted cash at beginning of the year	456,383	37,810	255,535
Cash, cash equivalents and restricted cash at end of the year	37,810	255,535	2,780,371
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year	331	147	—
Cash, cash equivalents and restricted cash of continuing operations at end of the year	37,479	255,388	2,780,371

The Company’s involvement with the VIEs is through the contractual arrangements disclosed in Note 1(c). All recognized assets held by the VIEs are disclosed in the table above.

In accordance with the contractual arrangements between Wheels Technology, the VIEs and the VIEs’ shareholders, Wheels Technology has the power to direct activities of the Group’s consolidated VIEs and VIEs’ subsidiaries and can have assets transferred out of the Group’s consolidated VIEs and VIEs’ subsidiaries. Therefore, it is considered that there is no asset in the Group’s consolidated VIEs and VIEs’ subsidiaries that can be used only to settle their obligations except for registered capitals and PRC statutory reserves of the Group’s consolidated VIEs amounting to RMB6,429,134 and RMB7,930,831 as of December 31, 2019 and 2020, respectively. As the Group’s consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of Wheels Technology for all the liabilities of the Group’s consolidated VIEs and VIEs’ subsidiaries. The total shareholders’ deficit of the Group’s consolidated VIEs and VIEs’ subsidiaries was RMB3,296,997 and RMB3,772,758 as of December 31, 2019 and 2020, respectively.

Currently there is no contractual arrangement that could require the Company, Wheels Technology or other subsidiaries of the Company to provide additional financial support to the Group’s consolidated VIEs and VIEs’ subsidiaries. As the Company is conducting certain businesses in the PRC through the consolidated VIEs and VIEs’ subsidiaries, the Company may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

(e)Impact of the COVID-19

Due to the COVID-19 pandemic and the related nationwide precautionary and control measures that were adopted in China starting in January 2020, the Company postponed the production in its Changzhou manufacturing facility after the Chinese New Year holiday in February 2020, and also experienced short term delays in the suppliers' delivery of certain raw materials needed for production. Subsequent to March 31, 2020, the Group continuously increased their production capacity and delivery to normal level as the Group had recovered from the adverse impact of COVID-19 across China. The Group concluded that there would be no material impact on the Group's long-term forecast.